Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Dec. 27, 2014	Mar. 29, 2014
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.Summary of Significant Accounting Policies

Information regarding the Company’s significant accounting policies is contained in Note 2, “Summary of Significant Accounting Policies”, to the consolidated financial statements included in the Company’s final prospectus filed with the Securities and Exchange Commission (the “SEC”) on October 30, 2014. Presented below in the following notes is supplemental information that should be read in conjunction with those consolidated financial statements.

Comprehensive Income

The Company does not have any components of other comprehensive income recorded within its consolidated financial statements and, therefore, does not separately present a statement of comprehensive income in its consolidated financial statements.

Segment Reporting

GAAP has established guidance for reporting information about a company’s operating segments, including disclosures related to a company’s products and services, geographic areas and major customers. The Company operates in a single operating segment, which includes net sales generated from its retail stores and e-commerce website. All of the Company’s identifiable assets are in the U.S.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Among the significant estimates affecting the Company’s consolidated financial statements are those relating to revenue recognition, inventories, goodwill, intangible and long-lived assets, stock-based compensation and income taxes. Management regularly evaluates its estimates and assumptions based upon historical experience and various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. As of December 27, 2014, the Company had identified no indicators of impairment with respect to its goodwill, intangible and long-lived asset balances. To the extent actual results differ from those estimates, the Company’s future results of operations may be affected. The Company performs its annual goodwill impairment test on the first day of the fourth fiscal quarter, or more frequently if it believes that indicators of impairment exist.

Fair Value of Certain Financial Assets and Liabilities

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, (“ASC 820”) which requires disclosure of the estimated fair value of certain assets and liabilities defined by the guidance as financial instruments. The Company’s financial instruments consist principally of cash and cash equivalents, accounts receivable, accounts payable and debt. ASC 820 defines the fair value of financial instruments as the price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level hierarchy for disclosure that is based on the extent and level of judgment used to estimate the fair value of assets and liabilities.

•	Level 1 uses unadjusted quoted prices that are available in active markets for identical assets or liabilities.

•

Level 2 uses inputs other than quoted prices included in Level 1 that are either directly or indirectly observable through correlation with market data. These include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and inputs to valuation models or other pricing methodologies that do not require significant judgment because the inputs used in the model, such as interest rates and volatility, can be corroborated by readily observable market data.

•

Level 3 uses one or more significant inputs that are unobservable and supported by little or no market activity, and reflect the use of significant management judgment. Level 3 assets and liabilities include those whose fair value measurements are determined using pricing models, discounted cash flow methodologies or similar valuation techniques and significant management judgment or estimation.

Cash and cash equivalents, accounts receivable and accounts payable are valued at fair value and are classified according to the lowest level input that is significant to the fair value measurement. As a result, the asset or liability could be classified as Level 2 or Level 3 even though there may be certain significant inputs that are readily observable. The Company believes that the recorded value of its financial instruments approximate their current fair values because of their nature and respective relatively short maturity dates or duration.

Although market quotes for the fair value of the outstanding debt arrangements discussed in Note 5, “Revolving Credit Facilities and Long-Term Debt” are not readily available, the Company believes its carrying value approximates fair value due to the variable interest rates, which are Level 2 inputs. There were no financial assets or liabilities requiring fair value measurements as of December 27, 2014 on a recurring basis.

Recent Accounting Pronouncements

In July 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-11, “Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit when a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (a consensus of the FASB Emerging Issues Task Force)”. The amendments in this ASU provide guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. An unrecognized tax benefit should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward with certain exceptions, in which case such an unrecognized tax benefit should be presented in the financial statements as a liability. The amendments in this ASU do not require new recurring disclosures. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Companies may choose to apply this guidance retrospectively to each prior reporting period presented. The Company adopted this ASU on March 30, 2014, and the adoption of this guidance did not have a material impact on its consolidated financial statements.

In April 2014, the FASB issued ASU No. 2014-08, “Presentation of Financial Statements and Property, Plant, and Equipment “ and “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”. The ASU amendment changes the requirements for reporting discontinued operations in Subtopic 205-20. The amendment is effective on a prospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2014. Early adoption is permitted for disposals that have not been reported in financial statements previously issued. Based on the Company’s evaluation of the ASU, its adoption of this update is not expected to have a material impact on the Company’s financial position or results of operation.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue From Contracts with Customers”. The ASU amended revenue recognition guidance to clarify the principles for recognizing revenue from contracts with customers. The new standard is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled to when products are transferred to customers. The Company is required to adopt this new standard for annual and interim periods beginning after December 15, 2016. Early adoption is not permitted. The new revenue accounting standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. The Company is currently evaluating the impact that the adoption of this guidance will have on its consolidated financial statements.

In August 2014, the FASB issued an amendment to the accounting guidance related to the evaluation of an entity’s ability to continue as a going concern. The amendment establishes management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern in connection with preparing financial statements for each annual and interim reporting period. The update also gives guidance to determine whether to disclose information about relevant conditions and events when there is substantial doubt about an entity’s ability to continue as a going concern. This guidance will be effective for the Company as of December 15, 2016. The new guidance is not expected to have an impact on our financial position, results of operations, or cash flows.

2.     Summary of significant accounting policies

Basis of presentation

The Company's consolidated financial statements, prepared in accordance with accounting principles generally accepted in the U.S. ("GAAP"), include the accounts of the Company and each of its subsidiaries, including WW Holding Corporation, Boot Barn Holding Corporation, Boot Barn, Inc., RCC Western Stores, Inc. ("RCC") and Baskins Acquisition Holdings, LLC ("Baskins"). All intercompany accounts and transactions among the Company and its subsidiaries have been eliminated in consolidation.

Fiscal year

The Company reports its results of operations and cash flows on a 52- or 53-week basis, and its fiscal year ends on the Saturday closest to March 31. The years ending March 29, 2014 ("fiscal 2014") and March 30, 2013 ("fiscal 2013") each consisted of 52 weeks. The period from December 12, 2011 to March 31, 2012 (the "Successor Period") consisted of approximately 16 weeks. The period from April 3, 2011 to December 11, 2011 (the "Predecessor Period") consisted of approximately 36 weeks.

Comprehensive income (loss)

The Company does not have any components of other comprehensive income (loss) recorded within its consolidated financial statements and, therefore, does not separately present a statement of comprehensive income (loss) in its consolidated financial statements.

Segment reporting

GAAP has established guidance for reporting information about a company's operating segments, including disclosures related to a company's products and services, geographic areas and major customers. The Company has a single operating and reportable segment, which includes net sales generated from its retail stores and e-commerce website. All of the Company's identifiable assets are in the U.S.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Among the significant estimates affecting the Company's consolidated financial statements are those relating to revenue recognition, inventories, goodwill, intangible and long-lived assets, stock-based compensation and income taxes. Management regularly evaluates its estimates and assumptions based upon historical experience and various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. To the extent actual results differ from those estimates, the Company's future results of operations may be affected.

Cash and cash equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents also include receivables from credit card sales. The carrying amounts of cash and cash equivalents represent their fair values.

Accounts receivable

The Company's accounts receivable consists of amounts due from commercial customers for merchandise sold, as well as receivables from suppliers under co-operative arrangements. The Company has concluded that no allowance for bad debts is required.

Inventories

Inventory consists primarily of purchased merchandise and is valued at the lower of cost or market. Cost is determined on a first-in, first-out basis and includes the cost of merchandise and import related costs, including freight, duty and agent commissions. The Company assesses the recoverability of inventory through a periodic review of historical usage and present demand. When the inventory on hand exceeds the foreseeable demand, the value of inventory that, at the time of the review, is not expected to be sold is written down to its estimated net realizable value.

The Company recorded fair value adjustments to reflect the acquired cost of inventory related to its acquisitions of Boot Barn, RCC and Baskins. These amounts were amortized over the period that the related inventory was sold. Amortization of the acquired cost of inventory was $0.9 million, $9.2 million and $9.4 million in the fiscal years ended March 29, 2014 and March 30, 2013, and the Successor Period, respectively.

Deferred loan fees

Deferred loan fees are capitalized and amortized to interest expense over the terms of the applicable loan agreements using the effective interest method. Included in prepaid expenses and other current assets are short-term deferred loan fees of $0.6 million and $0.5 million as of March 29, 2014 and March 30, 2013, respectively. Included in other assets are long-term deferred loan fees of $2.3 million and $1.5 million as of March 29, 2014 and March 30, 2013, respectively.

Property and equipment, net

Property and equipment consists of leasehold improvements, machinery and equipment, furniture and fixtures and vehicles. Property and equipment is subject to depreciation and is recorded at cost less accumulated depreciation. Expenditures for major remodels and improvements are capitalized while minor replacements, maintenance and repairs that do not improve or extend the life of such assets are charged to expense. Gains or losses on disposal of fixed assets, when applicable, are reflected in operations. Depreciation is computed using the straight-line method over the estimated useful lives, ranging from five to seven years. Machinery and equipment is depreciated over five years. Furniture and fixtures are depreciated over five to seven years. Vehicles are depreciated over five years. Leasehold improvements are depreciated over the shorter of the terms of the leases or their estimated useful lives.

Goodwill and indefinite-lived intangible assets

Goodwill is recorded as the difference between the aggregate consideration paid for an acquisition and the fair value of the acquired net tangible and intangible assets. Goodwill is tested for impairment at least annually or more frequently if indicators of impairment exist. An annual goodwill impairment test is performed as of the first day of the fourth fiscal quarter. In fiscal 2013 and prior, the annual goodwill impairment test was performed as of fiscal year-end. The Company changed the timing of its annual impairment test to provide sufficient time to prepare the analysis and meet reporting deadlines. Management evaluates the fair value of the reporting unit using a market-based analysis to review market capitalization as well as reviewing a discounted cash flow analysis using management's assumptions.

The Company conducts a two-step goodwill impairment test. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying value. The Company's entire operations represent one reporting unit. The Company determines the fair value of its reporting unit using the income approach and market approach to valuation, as well as other generally accepted valuation methodologies. If the carrying amount of the reporting unit exceeds the reporting unit's fair value, the Company performs the second step of the goodwill impairment test, which involves comparing the implied fair value of the reporting unit's goodwill with the carrying value of that goodwill. The amount by which the carrying value of the goodwill exceeds its implied fair value, if any, will be recognized as an impairment loss. No impairment was recorded during the fiscal years ended March 29, 2014 or March 30, 2013, the Successor Period or the Predecessor Period.

Intangible assets with indefinite lives, which include the Boot Barn trademark, are not amortized but instead are measured for impairment at least annually, or when events indicate that impairment may exist. The Company calculates impairment as the excess of the carrying value of indefinite-lived intangible assets over their estimated fair value. If the carrying value exceeds the estimate of fair value an impairment charge is recorded. No impairment was recorded during the fiscal years ended March 29, 2014, March 30, 2013, the Successor Period or the Predecessor Period.

Definite-lived intangible assets

Definite-lived intangible assets consist of certain trademarks, customer lists, non-compete agreements, and below-market leases. Definite-lived intangible assets are amortized utilizing the straight-line method over the assets' estimated useful lives, with the exception of customer lists, which are amortized based on the estimated attrition rate. The period of amortization for trademarks is six months, for customer lists is five years, for non-compete agreements is four to five years and for below-market leases is two to 17 years.

Long-lived assets

Long-lived assets consist of property and equipment and definite-lived intangible assets. The Company assesses potential impairment of its long-lived assets whenever events or changes in circumstances indicate that an asset or asset group's carrying value may not be recoverable. Factors that are considered important that could trigger an impairment review include a current-period operating or cash flow loss combined with a history of operating or cash flow losses and a projection or forecast that demonstrates continuing losses or insufficient income associated with the use of a long-lived asset or asset group. Other factors include a significant change in the manner of the use of the asset or a significant negative industry or economic trend. This evaluation is performed based on estimated undiscounted future cash flows from operating activities compared with the carrying value of the related assets. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized, measured by the difference between the carrying value, and the estimated fair value of the assets, with such estimated fair values determined using the best information available and in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements. The Company has determined that there were no impairments of long-lived assets during the fiscal years ended March 29, 2014 or March 30, 2013, the Successor Period or the Predecessor Period.

Stock-based compensation

Stock-based compensation is accounted for under FASB ASC Topic 718, Compensation—Stock Compensation ("ASC 718"). The Company accounts for all stock-based compensation transactions using a fair-value method and recognizes the fair value of each award as an expense over the service period. The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing model. The use of the Black-Scholes model requires a number of estimates, including the expected option term, the expected volatility in the price of the Company's common stock, the risk-free rate of interest and the dividend yield on the Company's common stock. Judgment is required in estimating the number of share-based awards that the Company expects will ultimately vest upon the fulfillment of service conditions (such as time-based vesting). The consolidated financial statements include amounts that are based on the Company's best estimates and judgments. The Company classifies compensation expense related to these awards in the consolidated statements of operations based on the department to which the recipient reports.

Noncontrolling interest

On December 12, 2011, the Company acquired the majority of the outstanding shares of its consolidated subsidiary Boot Barn Holding Corporation. Certain investors hold approximately 5.0% of the outstanding shares of Boot Barn Holding Corporation. Noncontrolling interests are recorded at the acquisition date fair value plus an allocation of subsidiary earnings (loss) based on the relative ownership interest.

Revenue recognition

Revenue is recorded for store sales upon the purchase of merchandise by customers. E-commerce sales are recorded when the customer takes title of the merchandise and assumes risk of loss, collection of the relevant receivable is reasonably assured, persuasive evidence of an arrangement exists and the sales price is fixed or determinable, which generally occurs upon delivery of the product. Shipping and handling revenues are included in total net revenue. Shipping costs incurred by the Company are included as cost of goods sold.

Revenue is recorded net of estimated and actual sales returns and deductions for coupon redemptions, estimated future award redemption and other promotions. The sales return reserve reflects an estimate of sales returns based on projected merchandise returns determined through the use of historical average return percentages. The total reserve for returns was $0.4 million, $0.2 million, $0.2 million and $0.1 million as of March 29, 2014 and March 30, 2013 and the end of the Successor Period and the Predecessor Period, respectively. The following table provides a reconciliation of the activity related to the Company's sales returns reserve:

	Fiscal year ended
(in thousands)	March 29, 2014	March 30, 2013	(Successor) December 12, 2011 to March 31, 2012	(Predecessor) April 3, 2011 to December 11, 2011

Beginning balance	$238	$169	$139	$139
Provisions	15,034	9,723	2,821	3,800
Sales returns	(14,842)	(9,654)	(2,791)	(3,800)

Ending balance	$430	$238	$169	$139

The Company maintains a customer loyalty program. Under the program, customers accumulate points based on purchase activity. For customers to maintain their active point balance, they must make a qualifying purchase of merchandise at least once in a 365-day period. Once a loyalty program member achieves a certain point level, the member earns awards that may be redeemed for credits on merchandise purchases. To redeem awards, the member must make a qualifying purchase of merchandise within 60 days of the date the award was granted. Unredeemed awards and accumulated partial points are accrued as unearned revenue and as an adjustment to net sales. The unearned revenue for this program is recorded in accrued expenses and other current liabilities on the consolidated balance sheets and was $2.0 million, $1.3 million, $1.1 million and $0.7 million as of March 29, 2014 and March 30, 2013 and the end of the Successor Period and the Predecessor Period, respectively. The following table provides a reconciliation of the activity related to the Company's customer loyalty program:

	Fiscal year ended
(in thousands)	March 29, 2014	March 30, 2013	(Successor) December 12, 2011 to March 31, 2012	(Predecessor) April 3, 2011 to December 11, 2011

Beginning balance	$1,343	$1,124	$741	$270
Provisions	10,440	5,644	1,325	1,512
Usage	(9,833)	(5,425)	(942)	(1,041)

Ending balance	$1,950	$1,343	$1,124	$741

Proceeds from the sale of gift cards are deferred until the customers use the cards to acquire merchandise. Gift cards, gift certificates and store credits do not have expiration dates, and unredeemed gift cards, gift certificates and store credits are subject to state escheatment laws. The Company retains the percentage of the value of such unredeemed gift cards, gift certificates and store credits not escheated and recognize these amounts in net sales. The Company defers recognition of a layaway sale and its related profit to the accounting period when the customer receives the layaway merchandise. Income from the redemption of gift cards, gift card breakage, and the sale of layaway merchandise is included in net sales. In fiscal 2014, the Company elected to participate in a voluntary disclosure program with the State of Delaware in order to settle past due unclaimed property obligations. The Company agreed with the State of Delaware to settle all unreported escheatment liabilities in the amount of $0.3 million. These amounts were recorded in accrued expenses and other current liabilities in fiscal 2014 based upon preliminary settlement amounts. The final settlement was reached with, and amounts were paid to, the State of Delaware in May 2014.

Cost of goods sold

Cost of goods sold includes the cost of merchandise, obsolescence and shrink provisions, store and warehouse occupancy costs (including rent, depreciation and utilities), inbound and outbound freight, supplier allowances, occupancy-related taxes, compensation costs for merchandise purchasing and warehouse personnel and other inventory acquisition-related costs.

Store opening costs

Store opening costs consist of costs incurred prior to opening a new store and primarily consist of manager and other employee payroll, travel and training costs, marketing expenses, initial opening supplies and costs of transporting initial inventory and certain fixtures to store locations, as well as occupancy costs incurred from the time that we take possession of a store site to the opening of that store. Occupancy costs are included in cost of goods sold and the other store opening costs are included in SG&A expenses. All of these costs are expensed as incurred.

Advertising costs

Certain advertising costs, including direct mail, television and radio promotions, event sponsorship, in-store photographs and other promotional advertising are expensed when the marketing campaign commences. The Company had prepaid advertising costs of $0.4 million and $0.2 million as of March 29, 2014 and March 30, 2013, respectively. All other advertising costs are expensed as incurred. The Company recognized $11.3 million and $7.1 million in advertising costs during the fiscal years ended March 29, 2014 and March 30, 2013, respectively. Advertising costs of $1.1 million and $3.5 million were recognized for the Successor Period, and the Predecessor Period, respectively.

Leases

The Company recognizes rent expense for operating leases on a straight-line basis (including the effect of reduced or free rent and rent escalations) over the lease term. The difference between the cash paid to the landlord and the amount recognized as rent expense on a straight-line basis is recognized as an adjustment to deferred rent in the consolidated balance sheets. Cash reimbursements received from landlords for leasehold improvements and other cash payments received from landlords as lease incentives are recorded as deferred rent and are amortized using the straight-line method over the lease term as an offset to rent expense. Contingent rent, determined based on a percentage of sales in excess of specified levels, is recognized as rent expense when the achievement of the specified sales that triggers the contingent rent is probable.

Income taxes

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes ("ASC 740"), which requires the asset and liability approach for financial accounting and reporting of income taxes. Deferred tax assets and liabilities are attributable to differences between financial statement and income tax reporting. Deferred tax assets, net of any valuation allowances, represent the future tax return consequences of those differences and for operating loss and tax credit carryforwards, which will be deductible when the assets are recovered. Deferred tax assets are reduced by a valuation allowance if it is deemed more likely than not that some or all of the deferred tax assets will not be realized. In assessing the realizability of deferred tax assets, we consider whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. We consider the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

The Company accounts for uncertain tax positions in accordance with ASC 740, which clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. It prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Such changes in recognition or measurement might result in the recognition of a tax benefit or an additional charge to the tax provision in the period.

The Company recognizes interest and penalties related to unrecognized tax benefits within the income tax expense (benefit) line in the consolidated statements of operations. Accrued interest and penalties, if incurred, are included within accrued expenses and other current liabilities in the consolidated balance sheets. There were no accrued interest or penalties for the fiscal years ended March 29, 2014, March 30, 2013, for the Successor Period or the Predecessor Period.

Per share information

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of outstanding shares of common stock. In computing diluted earnings (loss) per share, the weighted average number of common shares outstanding is adjusted to reflect the effect of potentially dilutive securities such as stock options. In accordance with ASC 718, the Company utilizes the treasury stock method to compute the dilutive effect of stock options.

Fair value of certain financial assets and liabilities

The Company follows FASB ASC Topic 820, Fair Value Measurements and Disclosures, ("ASC 820") which requires disclosure of the estimated fair value of certain assets and liabilities defined by the guidance as financial instruments. The Company's financial instruments consist principally of cash and cash equivalents, accounts receivable, accounts payable and debt. ASC 820 defines the fair value of financial instruments as the price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 establishes a three-level hierarchy for disclosure that is based on the extent and level of judgment used to estimate the fair value of assets and liabilities.

•	Level 1 uses unadjusted quoted prices that are available in active markets for identical assets or liabilities. The Company's Level 1 assets include investments in money market funds.
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Level 2 uses inputs other than quoted prices included in Level 1 that are either directly or indirectly observable through correlation with market data. These include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and inputs to valuation models or other pricing methodologies that do not require significant judgment because the inputs used in the model, such as interest rates and volatility, can be corroborated by readily observable market data.

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Level 3 uses one or more significant inputs that are unobservable and supported by little or no market activity, and reflect the use of significant management judgment. Level 3 assets and liabilities include those whose fair value measurements are determined using pricing models, discounted cash flow methodologies or similar valuation techniques and significant management judgment or estimation. The Company's Level 3 assets include certain acquired businesses and its Level 3 liability includes contingent consideration.

Cash and cash equivalents, accounts receivable and accounts payable are valued at fair value and are classified according to the lowest level input that is significant to the fair value measurement. As a result, the asset or liability could be classified as Level 2 or Level 3 even though there may be certain significant inputs that are readily observable. The Company believes that the recorded value of its financial instruments approximate their current fair values because of their nature and respective relatively short maturity dates or duration.

Although market quotes for the fair value of the outstanding debt arrangements discussed in Note 8 "Revolving credit facilities and long-term debt" are not readily available, the Company believes its carrying value approximates fair value due to the variable interest rates, which are Level 2 inputs. There were no financial assets or liabilities requiring fair value measurements as of March 29, 2014 on a recurring basis.

Concentration of credit risk

Financial instruments that potentially subject the Company to credit risk consist principally of cash and cash equivalents. At times, such amounts held at banks may be in excess of Federal Deposit Insurance Corporation insurance limits, and the Company mitigates such risk by utilizing multiple banks.

Supplier concentration risk

We purchase merchandise inventories from several hundred suppliers worldwide. Sales of products from our three largest suppliers totaled approximately 40%, 40%, 39% and 39% of our net sales for fiscal 2014, fiscal 2013, the Successor Period and the Predecessor Period, respectively.

Recent accounting pronouncements

In July 2013, the FASB issued Accounting Standards Update ("ASU") No. 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit when a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (a consensus of the FASB Emerging Issues Task Force). The amendments in this ASU provide guidance on the financial statements presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. An unrecognized tax benefit should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward with certain exceptions, in which case such an unrecognized tax benefit should be presented in the financial statements as a liability. The amendments in this ASU do not require new recurring disclosures. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Companies may choose to apply this guidance retrospectively to each prior reporting period presented. The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

In May 2014, the FASB and the International Accounting Standard Board ("IASB") jointly issued a new revenue recognition standard that will supersede nearly all existing revenue recognition guidance under GAAP. The revenue recognition standard will allow for the recognition of revenue when a company transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The standard is effective for public entities for annual and interim periods beginning after December 15, 2016. Early adoption is not permitted under GAAP. The Company is currently evaluating the impact that the adoption of this guidance will have on its consolidated financial statements.